Note 13 - Financial Instruments - Reconciliation of Level 3 Assets (Liabilities) (Details) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Balance, beginning of year	$ 17,310	$ 166,364
Total gains	(3,822)	19,644
Purchases	(43,663)	11,502
Sales	14,549	(25,575)
Settlements	(70,259)	(154,625)
Balance, end of year	$ (85,885)	$ 17,310